Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment
Accumulated depreciation on property and equipment	$ 2,290,000,000	$ 2,410,000,000
Depreciation expense on property and equipment	$ 222,000,000	$ 239,000,000	$ 256,000,000
Real property
Property and equipment
Property and equipment, estimated useful life, average (in years)	40
Equipment
Property and equipment
Property and equipment, estimated useful life, low end of range (in years)	3
Property and equipment, estimated useful life, high end of range (in years)	10